UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2010

Item 1.	Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
COMMON STOCKS (99.75%)
Australia (9.06%)
CFS Retail Property Trust	105,386	$181,366
Commonwealth Property Office Fund	98,617	81,917
Dexus Property Group	249,228	185,291
Mirvac Group	155,427	210,421
Stockland Trust Group	123,044	450,614
Westfield Group	70,990	785,807

		1,895,416

Belgium (0.46%)
Confinimmo	678	95,731

Bermuda (2.30%)
Hongkong Land Holdings, Ltd.	58,000	294,060
Kerry Properties, Ltd.	35,000	187,741

		481,801

Canada (1.77%)
Boardwalk Real Estate Investment Trust	1,371	54,391
Brookfield Properties Corp.	12,905	198,221
RioCan Real Estate Investment Trust	6,404	116,649

		369,261

France (5.59%)
Fonciere des Regions	1,415	156,138
ICADE	1,004	111,955
Klepierre	4,621	181,828
Unibail-Rodamco	3,544	719,308

		1,169,229

Hong Kong (13.39%)
China Overseas Land & Investment, Ltd.	200,000	451,788
Hang Lung Properties, Ltd.	101,000	407,137
Henderson Land Development Co., Ltd.	52,000	366,325
The Link Real Estate Investment Trust	111,000	273,615
Sun Hung Kai Properties, Ltd.	60,000	902,546
The Wharf Holdings, Ltd.	71,000	400,048

		2,801,459

Japan (12.18%)
Japan Real Estate Investment Corp.	24	204,709
Japan Retail Fund Investment Corp.	74	87,114
Mitsubishi Estate Co., Ltd.	49,000	802,333
Mitsui Fudosan Co., Ltd.	42,000	713,335
Nippon Building Fund, Inc.	26	223,994
Nomura Real Estate Office Fund, Inc.	14	78,660
Sumitomo Realty & Development Co., Ltd.	23,000	437,896

		2,548,041

Netherlands (2.16%)
Corio N.V.	4,057	271,375
Eurocommercial Properties N.V.	1,666	67,064
Wereldhave N.V.	1,182	113,491

		451,930

Singapore (4.99%)
Ascendas Real Estate Investment Trust	77,066	105,838
CapitaLand, Ltd.	162,000	460,026
CapitaMall Trust	132,347	167,558
CapitaMalls Asia, Ltd.*	46,725	75,533
City Developments, Ltd.	31,000	235,041

		1,043,996

Sweden (0.46%)
Castellum AB	9,591	96,949

Switzerland (0.56%)
PSP Swiss Property AG	1,802	115,905

United Kingdom (7.10%)
British Land Co., Plc	45,507	332,102
Derwent London Plc	4,724	97,885
Great Portland Estates Plc	16,581	79,077
Hammerson Plc	36,940	220,439
Land Securities Group Plc	39,031	401,418
Liberty International Plc	22,345	170,662
Segro Plc	37,864	183,565

		1,485,148

United States (39.73%)
Alexandria Real Estate Equities, Inc.	2,271	153,520
AMB Property Corp.	7,755	211,246
Apartment Investment and Management Co.	6,207	114,271
AvalonBay Communities, Inc.	4,240	366,124
Boston Properties, Inc.	7,164	540,452
BRE Properties, Inc.	2,803	100,207
Camden Property Trust	3,299	137,337
Digital Realty Trust, Inc.	3,940	213,548
Douglas Emmett, Inc.	6,388	98,184
Duke Realty Corp.	11,510	142,724
Equity Residential	14,261	558,318
Essex Property Trust, Inc.	1,498	134,745
Federal Realty Investment Trust	3,157	229,861
HCP, Inc.	15,137	499,521
Host Hotels & Resorts, Inc.	32,729	479,480
Kimco Realty Corp.	20,735	324,295
Liberty Property Trust	5,921	200,959
The Macerich Co.	5,037	192,967
Mack-Cali Realty Corp.	4,155	146,464
ProLogis	24,426	322,423
Public Storage	7,005	644,390
Regency Centers Corp.	4,259	159,585
Simon Property Group, Inc.	10,248	859,807
SL Green Realty Corp.	3,976	227,706
UDR, Inc.	7,852	138,509
Ventas, Inc.	8,085	383,876
Vornado Realty Trust	8,098	613,019
Weingarten Realty Investors	5,488	118,321

		8,311,859

TOTAL COMMON STOCKS (Cost $19,433,296)		20,866,725

TOTAL INVESTMENTS (99.75%) (Cost $19,433,296)		20,866,725
NET OTHER ASSETS AND LIABILITIES (0.25%)		52,778

NET ASSETS (100.00%)		$20,919,503

*	Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (11.19%)
Consumer Discretionary Select Sector SPDR Fund	88,804	$2,916,323

Consumer Staples (11.08%)
Consumer Staples Select Sector SPDR Fund	103,440	2,887,010

Energy (11.06%)
Energy Select Sector SPDR Fund	50,120	2,882,903

Financials (11.22%)
Financial Select Sector SPDR Fund	183,066	2,923,564

Healthcare (10.97%)
Health Care Select Sector SPDR Fund	89,109	2,858,617

Industrials (11.17%)
Industrial Select Sector SPDR Fund	93,232	2,911,635

Materials (11.20%)
Materials Select Sector SPDR Fund	86,136	2,918,288

Technology (11.16%)
Technology Select Sector SPDR Fund	125,962	2,908,463

Utilities (10.90%)
Utilities Select Sector SPDR Fund	95,873	2,840,717

TOTAL EXCHANGE TRADED FUNDS (Cost $23,485,358)		26,047,520

TOTAL INVESTMENTS (99.95%) (Cost $23,485,358)		26,047,520

NET OTHER ASSETS AND LIABILITIES (0.05%)		12,931

NET ASSETS (100.00%)		$26,060,451

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
COMMON STOCKS (100.01%)
Australia (1.77%)
Incitec Pivot, Ltd.	175,772	$559,823
Newcrest Mining, Ltd.	13,177	396,942
Nufarm, Ltd.	18,783	141,885
Woodside Petroleum, Ltd.	7,069	304,300

		1,402,950

Bermuda (1.43%)
Aquarius Platinum, Ltd.	10,650	67,448
Bunge, Ltd.	15,400	949,102
Sinofert Holdings, Ltd.	192,000	114,735

		1,131,285

Brazil (3.76%)
Companhia Siderurgica Nacional SA, ADR	12,131	484,391
Gerdau SA, ADR	15,018	244,793
Petroleo Brasileiro SA, ADR	32,600	1,450,374
Vale SA, ADR	24,745	796,542

		2,976,100

Canada (14.48%)
Agnico-Eagle Mines, Ltd.	4,263	238,414
Agrium, Inc.	17,057	1,207,465
Barrick Gold Corp.	26,949	1,035,141
Cameco Corp.	6,299	172,663
Canadian Natural Resources, Ltd.	6,709	497,083
Eldorado Gold Corp.*	14,572	177,096
EnCana Corp.	9,656	300,754
Goldcorp, Inc.	19,856	742,728
IAMGOLD Corp.	10,011	133,210
Inmet Mining Corp.	1,371	79,742
Ivanhoe Mines, Ltd.*	6,713	117,447
Kinross Gold Corp.	18,959	324,595
Osisko Mining Corp.*	8,063	70,334
Pan American Silver Corp.	2,861	65,931
Potash Corp. of Saskatchewan, Inc.	32,033	3,829,247
Red Back Mining, Inc.*	5,887	120,403
Silver Wheaton Corp.*	9,311	146,381
Suncor Energy, Inc.	20,295	660,730
Talisman Energy, Inc.	13,132	224,832
Teck Resources, Ltd., Class B*	9,277	404,620
TransCanada Corp.	8,816	323,426
Viterra, Inc.*	40,126	379,290
Yamana Gold, Inc.	19,946	197,582

		11,449,114

Cayman Islands (0.37%)
Chaoda Modern Agriculture Holdings, Ltd.	272,000	289,701

Chile (1.36%)
Sociedad Quimica y Minera de Chile SA, ADR	28,812	1,077,281

China (1.97%)
Aluminum Corp. of China, Ltd., ADR*	2,534	65,225
Angang Steel Co., Ltd.	16,000	29,343
China Agri-Industries Holdings, Ltd.	150,000	207,091
China BlueChemical, Ltd.	182,000	118,603
China Petroleum & Chemical Corp.	216,000	176,924
China Shenhua Energy Co., Ltd.	43,500	187,956
CNOOC, Ltd.	206,000	339,058
Jiangxi Copper Co., Ltd.	22,000	49,697
PetroChina Co., Ltd.	268,000	313,398
Zijin Mining Group Co., Ltd.	92,000	72,513

		1,559,808

Denmark (0.44%)
Danisco A/S	4,668	348,706

France (2.09%)
Total SA	28,467	1,655,533

Germany (1.48%)
K+S AG	16,275	989,434
ThyssenKrupp AG	5,352	184,340

		1,173,774

India (1.60%)
Reliance Industries, Ltd., GDR(a)	21,015	1,012,923
Sterlite Industries India, Ltd., ADR	13,500	251,235

		1,264,158

Israel (1.20%)
Israel Chemicals, Ltd.	46,035	623,063
The Israel Corp., Ltd.*	383	325,538

		948,601

Italy (0.95%)
Eni SpA	31,999	752,083

Japan (1.19%)
JFE Holdings, Inc.	7,700	310,258
Nippon Steel Corp.	86,000	337,778
Sumitomo Metal Industries, Ltd.	56,000	169,606
Sumitomo Metal Mining Co., Ltd.	8,000	119,093

		936,735

Jersey (0.24%)
Randgold Resources, Ltd.	2,453	186,606

Luxembourg (1.44%)
ArcelorMittal	13,504	593,665
Evraz Group SA, GDR*(b)	5,405	214,741
Tenaris SA, ADR	7,637	327,933

		1,136,339

Malaysia (1.08%)
Genting Plantations BHD*	26,200	55,822
IOI Corp. BHD	303,900	502,152
PPB Group BHD	53,300	294,114

		852,088

Mauritius (0.36%)
Golden Agri-Resources, Ltd.*	678,000	281,278

Mexico (0.21%)
Grupo Mexico SAB de CV, Series B	62,500	168,556

Netherlands (1.33%)
CNH Global N.V.*	2,828	86,961
Schlumberger, Ltd.	15,200	964,592

		1,051,553

New Guinea (0.23%)

Lihir Gold, Ltd.	64,562	179,552

Norway (1.09%)
Norsk Hydro ASA*	9,200	70,212
Yara International ASA	18,250	793,251

		863,463

Peru (0.29%)
Companhia de Minas Buenaventura SA, ADR	7,518	232,832

Russia (6.44%)
Gazprom OAO, ADR	76,061	1,774,503
LUKOIL OAO, ADR	8,636	489,661
Mechel Steel Group, ADR	2,155	61,245
MMC Norilsk Nickel, ADR*	30,624	563,788
Polyus Gold Co., ADR	9,565	246,299
Rosneft Oil Co., GDR	123,345	978,126
Uralkali, GDR* (b)	46,795	982,227

		5,095,849

Singapore (1.51%)
Olam International, Ltd.	206,000	381,631
Wilmar International, Ltd.	169,000	809,914

		1,191,545

South Africa (1.99%)
Anglo Platinum, Ltd.*	2,145	216,137
AngloGold Ashanti, Ltd., ADR	10,011	379,917
Gold Fields, Ltd.	17,685	222,027
Harmony Gold Mining Co., Ltd.	6,074	56,903
Impala Platinum Holdings, Ltd.	15,310	446,128
Sasol, Ltd.	6,101	251,494

		1,572,606

South Korea (0.61%)
POSCO	1,030	480,658

Spain (0.33%)
Repsol YPF SA	11,034	261,725

Switzerland (4.40%)
Noble Corp.*	3,300	138,006
Syngenta AG	10,277	2,858,872
Transocean, Ltd.*	4,100	354,158
Weatherford International, Ltd.*	8,000	126,880

		3,477,916

United Kingdom (11.04%)
Anglo American Plc*	19,463	848,503
Antofagasta Plc	5,558	87,682
BG Group Plc	43,320	749,447
BHP Billiton Plc	35,352	1,211,936
BP Plc	242,862	2,296,590
Kazakhmys Plc*	3,215	74,469
Lonmin Plc*	4,025	124,431
Petropavlosk Plc	3,870	69,858
Rio Tinto Plc	22,608	1,339,184
Royal Dutch Shell Plc, Class A	46,271	1,340,777
Xstrata Plc*	30,917	585,522

		8,728,399

United States (33.33%)
AGCO Corp.*	10,152	364,152
Alcoa, Inc.	16,332	232,568
Anadarko Petroleum Corp.	6,369	463,854
Apache Corp.	4,343	440,814
Archer-Daniels-Midland Co.	68,349	1,975,286
Baker Hughes, Inc.	3,995	187,126
Cameron International Corp.*	3,099	132,823
CF Industries Holdings, Inc.	4,999	455,809
Chesapeake Energy Corp.	8,285	195,857
Chevron Corp.	25,799	1,956,338
Cliffs Natural Resources, Inc.	2,146	152,259
Coeur d’Alene Mines Corp.*	2,213	33,151
ConocoPhillips	19,411	993,261
Consol Energy, Inc.	2,346	100,080
Corn Products International, Inc.	8,069	279,671
Deere & Co.	46,632	2,772,739
Devon Energy Corp.	5,432	349,984
Diamond Offshore Drilling, Inc.	897	79,663
EOG Resources, Inc.	3,262	303,170
Exxon Mobil Corp.	60,698	4,065,552
Freeport-McMoRan Copper & Gold, Inc.	6,851	572,333
Halliburton Co.	11,590	349,207
Hecla Mining Co.*	6,564	35,905
Hess Corp.	3,889	243,257
Intrepid Potash, Inc.*	4,798	145,523
Marathon Oil Corp.	9,120	288,557
Monsanto Co.	59,114	4,221,922
The Mosaic Co.	17,548	1,066,392
National Oilwell Varco, Inc.	5,424	220,106
Newmont Mining Corp.	13,192	671,869
Noble Energy, Inc.	2,205	160,965

Nucor Corp.	5,031	228,307
Occidental Petroleum Corp.	10,302	870,931
Peabody Energy Corp.	3,443	157,345
Southern Copper Corp.	2,721	86,174
Southwestern Energy Co.*	4,400	179,168
Steel Dynamics, Inc.	3,303	57,703
Terra Industries, Inc.	10,136	463,823
United States Steel Corp.	2,292	145,588
Valero Energy Corp.	7,233	142,490
The Williams Co., Inc.	7,480	172,788
XTO Energy, Inc.	7,290	343,942

		26,358,452

TOTAL COMMON STOCKS (Cost $76,221,593)		79,085,246

TOTAL INVESTMENTS (100.01%) (Cost $76,221,593)		79,085,246
NET LIABILITIES LESS OTHER ASSETS (-0.01%)		(5,952)

NET ASSETS (100.00%)		$79,079,294

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities restricted under Rule 144A was $1,012,923, representing 1.28% of the Fund’s net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,196,968, representing 1.51% of the Fund’s net assets.

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Società Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
COMMON STOCKS (99.54%)
Australia (3.64%)
Incitec Pivot, Ltd.	39,378	$125,417
Nufarm, Ltd.	4,302	32,497

		157,914

Bermuda (4.87%)
Bunge, Ltd.	3,000	184,890
Sinofert Holdings, Ltd.	44,000	26,293

		211,183

Canada (14.26%)
Agrium, Inc.	3,177	224,900
Potash Corp. of Saskatchewan, Inc.	2,583	308,774
Viterra, Inc.*	8,993	85,006

		618,680

Cayman Islands (1.52%)
Chaoda Modern Agriculture Holdings, Ltd.	62,000	66,035

Chile (4.64%)
Sociedad Quimica y Minera de Chile SA, ADR	5,388	201,457

China (1.68%)
China Agri-Industries Holdings, Ltd.	34,000	46,940
China BlueChemical, Ltd.	40,000	26,067

		73,007

Denmark (1.80%)
Danisco A/S	1,045	78,063

Germany (4.41%)
K+S AG	3,145	191,200

Israel (4.98%)
Israel Chemicals, Ltd.	10,566	143,006
The Israel Corp., Ltd.*	86	73,097

		216,103

Malaysia (4.41%)
Genting Plantations BHD*	5,900	12,570
IOI Corp. BHD	68,000	112,361
PPB Group BHD	12,000	66,217

		191,148

Mauritius (1.45%)
Golden Agri-Resources, Ltd.*	152,000	63,059

Netherlands (0.48%)
CNH Global N.V.*	672	20,664

Norway (4.21%)
Yara International ASA	4,200	182,556

Russia (4.40%)
Uralkali, GDR*(a)	9,083	190,652

Singapore (6.05%)
Olam International, Ltd.	46,000	85,219
Wilmar International, Ltd.	37,000	177,318

		262,537

Switzerland (5.32%)
Syngenta AG	829	230,613

United States (31.42%)
AGCO Corp.*	2,263	81,174
Archer-Daniels-Midland Co.	7,198	208,022

CF Industries Holdings, Inc.	1,120	102,122
Corn Products International, Inc.	1,807	62,631
Deere & Co.	3,862	229,634
Intrepid Potash, Inc.*	1,075	32,605
Monsanto Co.	4,766	340,388
The Mosaic Co.	3,337	202,789
Terra Industries, Inc.	2,261	103,463

		1,362,828

TOTAL COMMON STOCKS (Cost $3,986,696)		4,317,699

TOTAL INVESTMENTS (99.54%) (Cost $3,986,696)		4,317,699
NET OTHER ASSETS AND LIABILITIES (0.46%)		19,940

NET ASSETS (100.00%)		$4,337,639

*	Non-income producing security.
(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $190,652, representing 4.40% of the Fund’s net assets.

Common Abbreviations:

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
COMMON STOCKS (98.99%)
Brazil (12.32%)
Companhia Siderurgica Nacional SA, ADR	7,592	$303,149
Gerdau SA, ADR	11,590	188,917
Vale SA, ADR	10,344	332,973

		825,039

Canada (6.80%)
Cameco Corp.	4,915	134,726
Teck Resources, Ltd., Class B*	7,346	320,399

		455,125

China (1.65%)
Aluminum Corp. of China, Ltd., ADR*	1,955	50,322
Angang Steel Co., Ltd.	12,000	22,007
Jiangxi Copper Co., Ltd.	17,000	38,402

		110,731

Germany (2.16%)
ThyssenKrupp AG	4,195	144,489

India (2.97%)
Sterlite Industries India, Ltd., ADR	10,679	198,736

Japan (10.72%)
JFE Holdings, Inc.	6,000	241,760
Nippon Steel Corp.	66,000	259,225
Sumitomo Metal Industries, Ltd.	42,000	127,205
Sumitomo Metal Mining Co., Ltd.	6,000	89,319

		717,509

Luxembourg (7.30%)
ArcelorMittal	7,396	325,144
Evraz Group SA, GDR*(a)	4,124	163,847

		488,991

Mexico (1.94%)
Grupo Mexico SAB de CV, Series B	48,200	129,991

Norway (0.80%)
Norsk Hydro ASA*	7,000	53,422

Russia (5.60%)
Mechel Steel Group, ADR	1,655	47,035
MMC Norilsk Nickel, ADR*	17,819	328,048

		375,083

South Korea (4.17%)
POSCO	599	279,528

United Kingdom (27.33%)
Anglo American Plc*	7,786	339,436
Antofagasta Plc	4,331	68,325
BHP Billiton Plc	14,413	494,106
Kazakhmys Plc*	2,554	59,158
Rio Tinto Plc	9,263	548,693
Xstrata Plc*	16,933	320,686

		1,830,404

United States (15.23%)
Alcoa, Inc.	13,142	187,142
Cliffs Natural Resources, Inc.	1,657	117,564
Freeport-McMoRan Copper & Gold, Inc.	3,752	313,442
Nucor Corp.	3,882	176,165
Southern Copper Corp.	2,156	68,281
Steel Dynamics, Inc.	2,560	44,723
United States Steel Corp.	1,768	112,303

		1,019,620

TOTAL COMMON STOCKS (Cost $6,088,187)	6,628,668

TOTAL INVESTMENTS (98.99%) (Cost $6,088,187)	6,628,668
NET OTHER ASSETS AND LIABILITIES (1.01%)	67,470

NET ASSETS (100.00%)	$6,696,138

*	Non-income producing security.
(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $163,847, representing 2.45% of the Fund’s net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depository Receipt.

Ltd. - Limited.

Plc - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB WILDCATTERS EXPLORATION & PRODUCTION EQUITY ETF	SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Security Description	Shares	Market Value
COMMON STOCKS (99.90%)
Exploration & Production (91.64%)
Advantage Oil & Gas, Ltd.*	14,782	$100,242
Arena Resources, Inc.*	3,493	116,666
ATP Oil & Gas Corp.*	4,056	76,293
Bankers Petroleum, Ltd.*	19,569	176,681
Berry Petroleum Co., Class A	3,976	111,964
Bill Barrett Corp.*	3,807	116,913
Birchcliff Energy, Ltd.*	6,765	58,478
BPZ Resources, Inc.*	8,983	66,025
Brigham Exploration Co.*	8,929	142,418
Carrizo Oil & Gas, Inc.*	2,565	58,867
Celtic Exploration, Ltd.*	3,154	60,776
Clayton Williams Energy, Inc.*	825	28,858
Compton Petroleum Corp.*	22,399	20,753
Comstock Resources, Inc.*	4,107	130,603
Contango Oil & Gas Co.*	1,208	61,789
Crew Energy, Inc.*	6,808	116,559
Delta Petroleum Corp.*	15,796	22,272
Fairborne Energy, Ltd.*	8,835	33,179
Galleon Energy, Inc., Class A*	5,993	40,700
GMX Resources, Inc.*	2,606	21,421
Goodrich Petroleum Corp.*	2,256	35,284
Gulfport Energy Corp.*	2,455	27,594
Iteration Energy, Ltd.*	15,959	22,022
Ivanhoe Energy, Inc.*	20,840	68,197
Legacy Oil + Gas, Inc.*	4,731	61,227
Mariner Energy, Inc.*	9,103	136,272
McMoRan Exploration Co.*	6,413	93,822
Northern Oil and Gas, Inc.*	3,139	49,753
NuVista Energy, Ltd.	7,340	84,285
Oilsands Quest, Inc.*	26,482	19,575
OPTI Canada, Inc.*	24,099	48,932
Paramount Resources, Ltd., Class A*	3,050	51,016
Penn Virginia Corp.	4,153	101,749
Petroleum Development Corp.*	1,719	39,829
Petroquest Energy, Inc.*	5,086	25,583
Progress Energy Resources Corp.	13,720	159,169
Questerre Energy Corp.*	15,750	62,097
Quicksilver Resources, Inc.*	10,739	151,098
Rex Energy Corp.*	2,908	33,122
Rosetta Resources, Inc.*	4,704	110,779
SandRidge Energy, Inc.*	14,358	110,557
St. Mary Land & Exploration Co.	5,748	200,088
Stone Energy Corp.*	3,903	69,278
Storm Exploration, Inc.*	3,142	32,270
Swift Energy Co.*	3,347	102,887
UTS Energy Corp.*	43,101	103,233
Vaalco Energy, Inc.	5,044	24,917
Venoco, Inc.*	1,763	22,619
W&T Offshore, Inc.	3,214	26,998
West Energy, Ltd.*	6,406	31,318

		3,667,027

Oil & Gas (8.26%)
American Oil & Gas, Inc.*	4,317	29,356
Anderson Energy, Ltd.*	14,567	16,368
Angle Energy, Inc.*	4,191	29,288
China North East Petroleum Holdings, Ltd.*	1,566	13,843
Delphi Energy Corp.*	8,923	22,867
Energy Partners, Ltd.*	3,322	40,462
Gran Tierra Energy, Inc.*	18,690	110,532

Houston American Energy Corp.	1,379	25,029
Toreador Resources Corp.*	1,664	13,611
Vanguard Natural Resources LLC	1,220	29,317

		330,673

TOTAL COMMON STOCKS (Cost $4,074,272)		3,997,700

TOTAL INVESTMENTS (99.90%) (Cost $4,074,272)		3,997,700

NET OTHER ASSETS AND LIABILITIES (0.10%)		3,890

NET ASSETS (100.00%)		$4,001,590

*	Non-income producing security.

Common Abbreviations:

LLC - Limited Liability Company.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments

1. Portfolio Valuation

The Funds’ NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on the market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments—(Continued)

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets:

Cohen & Steers Global Realty Majors ETF Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,866,725	$—	$—	$20,866,725

TOTAL	$20,866,725	$—	$—	$20,866,725

ALPS Equal Sector Weight ETF Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$26,047,520	$—	$—	$26,047,520

TOTAL	$26,047,520	$—	$—	$26,047,520

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$79,035,246	$—	$—	$79,085,246

TOTAL	$79,035,246	$—	$—	$79,085,246

ALPS ETF Trust

Notes to Quarterly Schedule of Investments—(Continued)

Jefferies | TR/J CRB Global Agriculture Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,317,699	$—	$—	$4,317,699

TOTAL	$4,317,699	$—	$—	$4,317,699

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,628,668	$—	$—	$6,628,668

TOTAL	$6,628,668	$—	$—	$6,628,668

Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF Assets:
Investments in Securities at Value*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,997,700	$—	$—	$3,997,700

TOTAL	$3,997,700	$—	$—	$3,997,700

*	For detailed descriptions, see the accompanying Schedule of Investments

All securities of the Funds were valued using Level 1 inputs during the three month period ended March 31, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments—(Continued)

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of March 31, 2010, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$1,621,531	$2,562,162
Gross depreciation (excess of tax cost over value)	(188,102)	—

Net unrealized appreciation/(depreciation)	$1,433,429	$2,562,162

Cost of investments for income tax purposes	$19,433,296	$23,485,358

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$5,169,732	$411,960
Gross depreciation (excess of tax cost over value)	(2,306,079)	(79,593)

Net unrealized appreciation/(depreciation)	$2,863,653	$332,367

Cost of investments for income tax purposes	$76,221,593	$3,985,332

	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	Jefferies | TR/J CRB Wildcatters Exploration & Production Equity ETF
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$601,954	$201,691
Gross depreciation (excess of tax cost over value)	(64,652)	(278,263)

Net unrealized appreciation/(depreciation)	$537,302	$(76,572)

Cost of investments for income tax purposes	$6,091,366	$4,074,272

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/S/ THOMAS A. CARTER
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ THOMAS A. CARTER
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 28, 2010

By:	/S/ KIMBERLY R. STORMS
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 28, 2010